Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Securities excluded from the computation of diluted net earnings per share (in shares)	1,689,709	1,689,709	839,275	846,952
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	$ 576,982	¥ 4,016,832	¥ 2,128,787	¥ 1,949,655
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	133,524,129	133,524,129	132,266,157	117,554,229
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	136,081,415	136,081,415	140,083,610	125,715,833
Basic earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	$ 4.32	¥ 30.08	¥ 16.09	¥ 16.59
Diluted earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	$ 4.25	¥ 29.58	¥ 15.61	¥ 15.94
Common Class A and B shares
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share | ¥		¥ 4,016,832	¥ 2,128,787	¥ 1,949,655
Interest expenses from convertible senior notes | ¥		9,062	57,293	54,673
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share | ¥		¥ 4,025,894	¥ 2,186,080	¥ 2,004,328
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	133,524,129	133,524,129	132,266,157	117,554,229
Dilutive employee share options and non-vested ordinary shares	1,289,127	1,289,127	1,562,347	1,900,201
Dilutive convertible senior notes	1,268,159	1,268,159	6,255,106	6,261,403
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	136,081,415	136,081,415	140,083,610	125,715,833
Basic earnings per Class A and Class B ordinary shares (in dollars per share) | ¥ / shares		¥ 30.08	¥ 16.09	¥ 16.59
Diluted earnings per Class A and Class B ordinary shares (in dollars per share) | ¥ / shares		¥ 29.58	¥ 15.61	¥ 15.94